UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                          ----------------

          Check here if Amendment [_]; Amendment Number:
                                                         -----------------

                      This Amendment (Check only one):

                                  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:     Thomas W. Smith
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    Address:  323 Railroad Avenue    Greenwich       CT          06830
              ------------------------------------------------------------------
              (Street)                (City)       (State)       (Zip)

    Form 13F File Number:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:   Thomas W. Smith
         Title:  Investment Manager
         Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
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[City, State]

         May 14, 2009
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:        2
                                                  --

         Form 13F Information Table Entry Total:   32
                                                  ---

         Form 13F Information Table Value Total:   $548,844 (thousands)
                                                  ----------

List of Other Included Managers:

No.            Form 13F File No.:                Name:
---            ------------------                -----
01             028-10290                         Scott J. Vassalluzzo
-----------    ---------------------------       -------------------------------
02             028-13257                         Steven M. Fischer
-----------    ---------------------------       -------------------------------

                           FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/  PUT/ INVSTMT     OTHER        VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN  CALL DSCRETN    MANAGERS    SOLE  SHARED   NONE
       --------------            --------------    -----     -------- ------- ---  ---- -------    --------    ----  ------   ----
ACI WORLDWIDE, INC.                   COM         4498101      16476   878723 SH         Other      01, 02   878723
ALLIANCE DATA SYSTEMS CORP.           COM         018581108    31123   842300 SH         Other      01, 02   842300
BLACKROCK CORPORATE HIGH YIELD
  FUND III, INC.                      COM         09255M104       70    17850 SH         Sole                 17850
CEDAR FAIR LP                    DEPOSITRY UNIT   150185106      485    52250 SH         Sole                 52250
COPART, INC.                          COM         217204106    13226   445908 SH         Sole                445908
COPART, INC.                          COM         217204106    77442  2610982 SH         Other      01, 02  2610982
CREDIT ACCEPTANCE CORP.               COM         225310101     7224   336155 SH         Sole                336155
CREDIT ACCEPTANCE CORP.               COM         225310101    87539  4073462 SH         Other      01, 02  4073462
DEALERTRACK HOLDINGS, INC.            COM         242309102    15098  1152532 SH         Other      01, 02  1152532
MARKET LEADER, INC.                   COM         44183Y102      125    85530 SH         Sole                 85530
MARKET LEADER, INC.                   COM         44183Y102      947   648431 SH         Other      01, 02   648431
IRON MOUNTAIN, INC.                   COM         462846106     4034   181961 SH         Sole                181961
IRON MOUNTAIN, INC.                   COM         462846106    39154  1766097 SH         Other      01, 02  1766097
LIFE TIME FITNESS, INC.               COM         53217R207     1694   134867 SH         Sole                134867
LIFE TIME FITNESS, INC.               COM         53217R207    12311   980150 SH         Other      01, 02   980150
MOBILE MINI, INC.                     COM         60740F105     3515   305079 SH         Sole                305079
MOBILE MINI, INC.                     COM         60740F105    24741  2147619 SH         Other      01, 02  2147619
NEUSTAR INC.                          COM         629906108    12638   754500 SH         Other      01, 02   754500
PRE-PAID LEGAL SERVICES, INC.         COM         740065107     5031   173300 SH         Sole                173300
PRE-PAID LEGAL SERVICES, INC.         COM         740065107    46721  1609415 SH         Other      01, 02  1609415
SCP POOL CORPORATION                  COM         73278L105     2665   198908 SH         Sole                198908
SCP POOL CORPORATION                  COM         73278L105     1876   140000 SH         Other      01, 02   140000
SEI INVESTMENTS CO                    COM         784117103    60144  4925784 SH         Other      01, 02  4925784
STAPLES INC.                          COM         855030102      498    27500 SH         Sole                 27500
SYSTEMAX INC.                         COM         871851101    16017  1239700 SH         Other      01, 02  1239700
TRACTOR SUPPLY CO.                    COM         892356106     2980    82631 SH         Sole                 82631
TRACTOR SUPPLY CO.                    COM         892356106    24642   683359 SH         Other      01, 02   683359
U.S. AUTO PARTS NETWORK, INC.         COM         90343C100     2301  1438399 SH         Other      01, 02  1438399
W HOLDING COMPANY INC.                COM         929251106      209    23029 SH         Sole                 23029
W HOLDING COMPANY INC.                COM         929251106     1341   147563 SH         Other      01, 02   147563
WORLD ACCEPTANCE CORP.                COM         981419104     2947   172338 SH         Sole                172338
WORLD ACCEPTANCE CORP.                COM         981419104    33631  1966741 SH         Other      01, 02  1966741